Partners' Capital And Distributions (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Distribution Made to Member or Limited Partner [Line Items]
Common units outstanding	79,032,669	38,293,005
Weighted average units excluded from diluted net income	37,000
Percentage of distributed of available cash	100.00%
Maximum period of cash distribution to limited partners	45 days
Quarterly payment of distribution per unit	$ 0.51